Financing Lease Obligations - Schedule of Outstanding Lease Obligations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease obligations, beginning balance	$ 2,352,878	$ 2,400,565	$ 3,790,147
New lease obligations	3,049,261	3,705,417	1,159,470
Payments on lease obligations	(961,705)	(2,422,451)	(1,780,043)
Lease obligations, ending balance	$ 4,440,434	$ 2,352,878	$ 2,400,565